Related party transactions - Amounts due to and from related parties (Details) - CAD ($)	Aug. 31, 2023	Aug. 31, 2022
Disclosure of transactions between related parties [line items]
Share subscription receivable	$ 39,200	$ 39,200
Amounts due to related parties included in trade and other payable	62,274	44,662
9335-1427 Quebec Inc
Disclosure of transactions between related parties [line items]
Share subscription receivable	25,000	25,000
Alexandre Mongeon
Disclosure of transactions between related parties [line items]
Share subscription receivable	14,200	14,200
Current advances to related party	20,135	16,736
Amounts due to related parties included in trade and other payable	19,384	16,000
Patrick Bobby
Disclosure of transactions between related parties [line items]
Amounts due to related parties included in trade and other payable	13,847	12,308
Kulwant Sandher
Disclosure of transactions between related parties [line items]
Amounts due to related parties included in trade and other payable	8,654	8,062
Xavier Montagne
Disclosure of transactions between related parties [line items]
Amounts due to related parties included in trade and other payable	10,454	$ 8,292
Mac Engineering, SASU
Disclosure of transactions between related parties [line items]
Amounts due to related parties included in trade and other payable	$ 9,935